Company Overview (Details Narrative)				3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 22, 2025 USD ($)	Dec. 22, 2025 MYR (RM)	Jan. 24, 2025 USD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net losses				$ 405,000	$ 197,000	$ 1,318,000	$ 81,000	$ 602,000	$ 1,399,000	$ 2,998,000	$ 11,212,000
Accumulated deficit				455,013,000				455,013,000		454,411,000	439,494,000
Cash and cash equivalents				3,790,000				3,790,000		3,505,000	3,137,000
Deconsolidation, Gain (Loss), Amount			$ 5,000,000.0							4,947,000
Future NRG Sdn. Bhd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net losses					$ 45,890		$ 1,026	107,341	(1,647)	(2,490,410)	(797,686)
Accumulated deficit				1,954,843				1,954,843		1,847,502	4,337,912
Cash and cash equivalents				$ 27,109		$ 135,979		$ 27,109	$ 135,979	$ 202,716	$ 268,780
Share Sale Agreement [Member] | Future NRG Sdn. Bhd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal of equity interest	$ 2,590,000	RM 10,500,000